AXS All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 3.2%
	CONSUMER DISCRETIONARY — 2.1%
100	Amazon.com, Inc.*	$320,620
1,100	Home Depot, Inc.	297,902
		618,522
	TECHNOLOGY — 1.1%
1,400	salesforce.com, Inc.*	315,784
	TOTAL COMMON STOCKS
	(Cost $954,758)	934,306
	EXCHANGE-TRADED FUNDS — 16.5%
	COMMODITY FUNDS — 4.1%
12,000	iShares Silver Trust*	299,880
3,500	SPDR Gold Shares*	604,135
1,200	ZKB Silver EFT AA USD*	301,320
		1,205,335
	EQUITY FUNDS — 12.4%
20,000	iShares Core MSCI Emerging Markets ETF	1,276,600
5,000	SPDR S&P Aerospace & Defense ETF	558,850
14,000	Technology Select Sector SPDR Fund	1,805,020
		3,640,470
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,002,286)	4,845,805
	MUTUAL FUNDS — 56.0%
	EQUITY FUNDS — 7.7%
755	MFS International Intrinsic Value Fund - Class I	40,253
664	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class I	29,339
89,296	WCM Focused International Growth Fund - Class Institutional	2,200,264
		2,269,856
	FIXED INCOME FUNDS — 48.3%
382,418	Columbia Mortgage Opportunities Fund - Class I2	4,042,158
422,654	PIMCO Income Fund - Class Institutional	5,118,343

AXS All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FIXED INCOME FUNDS (Continued)
456,621	PIMCO Mortgage Opportunities and Bond Fund - Class Institutional	$5,027,397
		14,187,898
	TOTAL MUTUAL FUNDS
	(Cost $16,062,513)	16,457,754
	SHORT-TERM INVESTMENTS — 16.1%
4,715,801	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.010%[1]	4,715,801
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,715,801)	4,715,801
	TOTAL INVESTMENTS — 91.8%
	(Cost $26,735,358)	26,953,666
	Other Assets in Excess of Liabilities — 8.2%	2,416,470
	TOTAL NET ASSETS — 100.0%	$29,370,136

ETF –	Exchange-Traded Fund

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.